Business Acquisitions - Summary of Consideration for Assets Acquired and Liabilities Assumed (Detail) - Aggregated individually immaterial business combinations [member] $ in Millions	Dec. 31, 2019 CAD ($)
Disclosure of detailed information about business combination [line items]
Cash consideration	$ 82.8
Notes payable	52.4
Consideration	135.2
Assets and liabilities acquired
Cash acquired	5.7
Trade receivables	19.3
Unbilled receivables	2.7
Trade and other payables	(9.5)
Lease liabilities	(3.3)
Deferred revenue	(4.6)
Other non-cash working capital	0.7
Property and equipment	5.8
Lease assets	19.4
Intangible assets	41.4
Deferred tax assets	3.9
Lease liabilities	(15.8)
Long-term debt	(4.2)
Provisions	(1.0)
Net employee defined benefit liability	(1.9)
Deferred tax liabilities	(13.5)
Total identifiable net assets at fair value	45.1
Goodwill arising on acquisition	90.1
Consideration	$ 135.2